Summary of Significant Accounting Policies - Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill allocated to segments	$ 2,181	$ 2,530	$ 2,181
Goodwill impairment	125	0	125	$ 0
Allstate Protection
Goodwill
Goodwill allocated to segments	810	810	810
Service Businesses
Goodwill
Goodwill allocated to segments	1,100	1,449	1,100
Allstate Life
Goodwill
Goodwill allocated to segments	175	175	175
Allstate Benefits
Goodwill
Goodwill allocated to segments	$ 96	$ 96	$ 96